Pension Plans and Other Postretirement Benefits Schedule of Amounts Recognized in Balance Sheet - Level 4 (Details) - USD ($) $ in Millions	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2014	Oct. 24, 2014	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Accumulated other comprehensive income	$ (28)		$ (76)	$ (92)
Other Comprehensive Income (Loss), Net of Tax	$ 28	$ 202	(16)	64
US Pension Plan of US Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Other Liabilities, Current			(1)	0
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent			(118)	102
Accumulated other comprehensive income			1	(1)
Defined Benefit Plan, Amounts Recognized in Balance Sheet			(118)	(101)
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), Net Gains (Losses), before Tax			0	0
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), Net Prior Service Cost (Credit), before Tax			1	1
Deferred income taxes - in AOCI			0	0
Net Amounts Recognized in Accumulated Other Comprehensive Income			1	1
Defined Benefit Plan, Accumulated Benefit Obligation			227	204
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Accumulated Benefit Obligation			(241)	(217)
Aggregate Projected Benefit Obligation for Underfunded Pension Plans			241	216
Aggregate Accumulated Benefit Obligation for Underfunded Pension Plans			227	204
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Fair Value of Plan Assets			122	114
Aggregate Projected Benefit Obligation for Pension Plans with Projected Benefit Obligations			241	216
Defined Benefit Plan, Plans with Benefit Obligations in Excess of Plan Assets, Aggregate Fair Value of Plan Assets			122	114
Foreign Pension Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Other Liabilities, Current			(2)	1
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent			(170)	149
Accumulated other comprehensive income			(1)	1
Defined Benefit Plan, Amounts Recognized in Balance Sheet			(173)	(151)
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), Net Gains (Losses), before Tax			0	0
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), Net Prior Service Cost (Credit), before Tax			(1)	(1)
Deferred income taxes - in AOCI			0	0
Net Amounts Recognized in Accumulated Other Comprehensive Income			(1)	(1)
Defined Benefit Plan, Accumulated Benefit Obligation			198	175
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Accumulated Benefit Obligation			(207)	(184)
Aggregate Projected Benefit Obligation for Underfunded Pension Plans			207	184
Aggregate Accumulated Benefit Obligation for Underfunded Pension Plans			198	175
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Fair Value of Plan Assets			35	34
Aggregate Projected Benefit Obligation for Pension Plans with Projected Benefit Obligations			207	184
Defined Benefit Plan, Plans with Benefit Obligations in Excess of Plan Assets, Aggregate Fair Value of Plan Assets			35	34
United States Postretirement Benefit Plan of US Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Other Liabilities, Current			3	4
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent			50	82
Accumulated other comprehensive income			17	0
Defined Benefit Plan, Amounts Recognized in Balance Sheet			(70)	(86)
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), Net Gains (Losses), before Tax			0	0
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), Net Prior Service Cost (Credit), before Tax			(28)	0
Deferred income taxes - in AOCI			(11)	0
Net Amounts Recognized in Accumulated Other Comprehensive Income			(17)	0
Foreign Postretirement Benefit Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Other Liabilities, Current			0	0
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent			1	0
Accumulated other comprehensive income			0	0
Defined Benefit Plan, Amounts Recognized in Balance Sheet			(1)	0
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), Net Gains (Losses), before Tax			0	0
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), Net Prior Service Cost (Credit), before Tax			0	0
Deferred income taxes - in AOCI			0	0
Net Amounts Recognized in Accumulated Other Comprehensive Income			$ 0	$ 0